Prepaid charter revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Charter Revenue [Abstract]
Schedule of Prepaid Charter Revenue [Table Text Block]
	Amount	Accumulated Amortization	Net
Balance, December 31, 2010	$15,000	$(3,541)	$11,459
Amortization in the year	-	(3,050)	(3,050)
Balance, December 31, 2011	$15,000	$(6,591)	$8,409
Amortization in the year	-	(3,056)	(3,056)
Balance, December 31, 2012	$15,000	$(9,647)	$5,353

Prepaid Charter Revenue Amortization [Table Text Block]
Period			Amount
January 1, 2013	to	December 31, 2013	$3,050
January 1, 2014	to	October 3, 2014	2,303